Accrued Expenses And Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Payable to online advertising platforms as agency	¥ 1,292,499	$ 184,825	¥ 1,601,794
Accrued operating expenses	255,682	36,562	425,577
Salary and welfare payable	85,846	12,276	74,367
Advance received in advertising agency services	166,134	23,757	157,870
Accrued advertising, marketing and promotional expenses	47,441	6,784	64,541
Deferred revenue	¥ 291,152	$ 41,635	¥ 302,531
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total	Total
Operating lease liabilities current portion	¥ 9,021	$ 1,290	¥ 12,682
Other taxes payable	39,591	5,661	35,254
Others	77,293	11,052	82,189
Total	¥ 2,264,659	$ 323,842	¥ 2,756,805